Derivative Instruments	12 Months Ended
Dec. 31, 2014
Derivative Instruments [Abstract]
Derivative Instruments

NOTE 11:-    DERIVATIVE INSTRUMENTS

As of December 31, 2013, the Company had outstanding forward exchange contracts designated as cash flow hedge for the acquisition of NIS 125,898 and NOK 49,065 in consideration for $ 43,790 maturing in a period of up to one year. As of December 31, 2014, the Company had outstanding forward exchange contracts designated as cash flow hedge for the acquisition of NIS 116,942 in consideration for $ 29,987 maturing, in a period of up to one year. As of December 31, 2012, 2013 and 2014, the Company recorded accumulated unrealized gain in other comprehensive income, net of taxes, in the amount of $ 208 $ 314 and $ 100, respectively, from its forward contracts with respect to anticipated payroll payment.

Fair value hedging program - The Company enters into forward exchange contracts to hedge a portion of its certain monetary items in the balance sheet, such as trade receivables and trade payables denominated in foreign currencies for a period of up to one month. The purpose of the Company's foreign currency hedging activities is to protect the fair value of the monetary assets from foreign exchange rates fluctuations.

	Gain recognized in
	Statements of
	Comprehensive		Gain (loss) recognized
	income		in consolidated statements of operations
			Year ended
	December 31,	Statement of	December 31,
	2014	operationsitem	2012	2013	2014

Derivatives designated as hedging instruments:
Foreign exchange option and forward contract	$100	Operating expenses	$72	$1,189	$(495)

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	$-	Financial expenses	1,424	(2,150)	(240)

Total	$100		$1,496	$(961)	$(735)